PRESIDENT'S LETTER

Dear Oberweis Funds Shareholder:

The 1990's produced a stock market bubble, the likes of which none of us had ever seen before. Stocks with no earnings and very little prospect of future earnings were carried to enormously high valuations. Many of us wanted to start or be a part of a "dot com" and make millions on our stock options. Profitable big-cap stocks like Cisco, Microsoft, and JDS Uniphase were also carried to such lofty valuations that perfect execution and a nearly perfect economy were required for years into the future to justify the stock prices reached in 1999 and into the first quarter of 2000. Yet not all stocks were caught up in the euphoria. Many small and mid-cap companies remained at reasonable valuations even as the big-caps and Internet stocks moved ever higher. Last year, in our opinion, was a year of transition from the wild, heady years of 20%+ annual appreciation for the S&P 500 stocks to a decade of more normal growth, with an occasional down year mixed in with the good years. In fact, we expect this decade to experience an 8 - 10% average annual return for the S&P 500 compared to the much higher rate of the 1990's.

However, all is not bleak. While large-caps ran rampant in the 1990's, small-caps did not. As a result, small-caps are much more attractive than large-caps. While small-caps have historically frequently carried higher PEs than large-caps, probably due to their ability to grow faster than larger companies, recently they have carried average PEs equal to or lower than the S&P 500, a very favorable sign. Declining interest rates have also frequently been a positive sign for small-caps. Thus we expect small and mid-cap stocks to significantly outperform the S&P 500 over this decade.

When the market corrected the sharp over valuations of the big-cap and Internet stocks in the last three quarters of 2000, small and mid-cap growth stocks were, unfortunately, swept lower with them. The Micro-Cap Portfolio experienced its first annual decline ever, 8.0%. The Emerging Growth Portfolio declined 10.7%, and the Mid-Cap Portfolio, its first decline ever, 13.1%. While those declines were painful to endure, they were certainly less punishing than many similar aggressive growth funds, or market indices such as the Russell 2000 Growth Index, down 22.4%, or the NASDAQ Composite, down an all time record 39.3%. At year end, the average growth rate for both revenues and earnings for all three portfolios was in excess of 50% while the average PE ratio based on this year's estimated earnings was 12.1 for the Micro-Cap Portfolio, 16.4 for the Emerging Growth Portfolio, and 23.1 for the Mid-Cap Portfolio, each of these ratios compare very favorably to the 27.9 PE for the Russell 2000 Growth Index and the
22.1 PE for the S&P 500. The Micro-Cap Portfolio was selling at a very low PE to Growth rate of 0.3, the Emerging Growth Portfolio 0.5, and the Mid-Cap Portfolio of 0.7. The weighted average market cap in the Micro was $192 million, in the Emerging Growth $1.1 billion, and in the Mid-Cap $3.3 billion. The median market caps are even smaller at $80 million, $364 million, and $1.5 billion. The average Price to Sales ratios for the three Portfolios are 0.7, 1.1, and 2.9, respectively. Average return on equity for the companies in the three portfolios was 17.7%, 19.1%, and 24.4%.

We continue to believe that the market bottom for small-cap stocks relative to large-cap stocks occurred on October 8, 1998. While it obviously has not been straight up from there, some progress has been made and we expect much more in the future. Since that day, the Micro-Cap Portfolio has risen 90.8%, the Emerging Growth Portfolio 128.7%, and the Mid-Cap Portfolio 269.4%, compared to 37.6% for the S&P 500 Index (not including dividends for the index). We expect the period of small stock leadership to last at least three years and possibly as much as ten years. We'll see!

Finally, I would like to sincerely thank you for investing with me in our funds. Short term volatility can be frustrating but over the long term, accepting that volatility - or even taking advantage of it by buying on the dips - may produce attractive investment returns.

If you have any questions about your account, please contact your investment counselor or call shareholder services at 800-245-7311. If you have questions about the fund's investment policies, please feel free to call me at 800-323-6166 (or 630-801-6000 in the Chicago area).

                                             Sincerely,


                                             /s/ James D. Oberweis

                                             James D. Oberweis
                                             President

                              THE OBERWEIS FUNDS
                      MANAGEMENT DISCUSSION AND ANALYSIS

The Oberweis Funds are positioned to take advantage of the long-term price appreciation that occurs when the market places an appropriately high value on fast growing, profitable companies. Overpriced unprofitable company shares experienced a very appropriate correction in 2000. Unfortunately, the sharp decline carried successful, profitable company shares down with the unprofitable Internet stocks. For the full year, the Micro-Cap Portfolio lost 8.0%. The Emerging Growth Portfolio lost 10.7%, while the Mid-Cap Portfolio lost 13.1%. The Russell 2000 Growth Index lost 22.4% and the NASDAQ lost a record setting 39.3% for the year.

The Micro-Cap Portfolio had nice profits in Cima Labs, Chicos FAS, Key Production, Lifemark, and TALX Corp. The Emerging Growth Portfolio benefited from gains in Advance PCS; Andrx; bank software company Carreker Corp; retailers Christopher & Banks, Chicos, and Hot Topic; and oil and gas stocks Remington Oil & Gas and Prima Energy. Some of the larger gainers in the Mid-Cap Portfolio were Andrx, Barrett Resources, Cytyc Corp, Mercury Interactive, Power One, and Powerwave Technology.

The Portfolio turnover rate for the Micro-Cap Portfolio was 79%. For the Emerging Growth, it was a quite low 73%, and for the Mid-Cap, 97%. The expense ratios for the three portfolios were 1.96% for Micro-Cap, 1.42% for Emerging Growth and 1.86% for Mid-Cap. The average commission rate paid by each portfolio for agency transactions (generally on the NYSE, Instinet, and Bloomberg Tradebook) was again approximately three cents per share traded. We believe this rate compares quite favorably to most other mutual funds. The lower spreads now present in the NASDAQ market also helped lower our total transaction costs in 2000. The move to decimal pricing is further reducing spreads and thus transaction costs.

                              THE OBERWEIS FUNDS
                      MANAGEMENT DISCUSSION AND ANALYSIS

--------------------------------------------------------------------------------

                       Average Annual Total Returns /(1)/
                            Periods ended 12/31/00

                                               Since
                    One      Five      Ten   Inception
                   Year      Years    Years    1/7/87
                ---------------------------------------
OBEGX             -10.69%   +8.22%   +16.90%  +13.31%
Russell 2000      -3.02%    +10.31%  +15.54%  +10.86%

                    Growth of an Assumed $10,000 Investment
                   from January 7, 1987 to December 31, 2000


         Label                     A                                   B

                  Oberweis Emerging Growth Portfolio (OBEGX) Russell 2000
                                                   $10,000      $10,000
           1987                                    $ 9,094      $ 8,537
           1988                                    $ 9,612      $10,664
           1989                                    $12,012      $12,395
           1990                                    $12,062      $ 9,977
           1991                                    $22,573      $14,571
           1992                                    $25,653      $17,254
           1993                                    $28,147      $20,515
           1994                                    $27,157      $20,166
           1995                                    $38,716      $25,902
           1996                                    $47,413      $30,169
           1997                                    $43,340      $36,915
           1998                                    $42,009      $35,974
           1999                                    $64,348      $43,622
           2000                                    $57,469      $42,304

--------------------------------------------------------------------------------



                  Average Annual Total Returns (1)
                      Periods ended 12/31/00

                                         Since
                   One         Five    Inception
                 ----------------------------------
                   Year        Years    1/1/96
OBMCX             -8.00%      +9.28%    +9.28%
Russell 2000      -3.02%     +10.31%   +10.31%


                    Growth of an Assumed $10,000 Investment
                   from January 1, 1996 to December 31,2000


           Label            A                        B

                      Russell 2000      Oberweis Micro-Cap Portfolio (OBMCX)
                      $ 9,999.71                              $10,000.00
            1996      $11,647.20                              $12,280.00
            1997      $14,252.00                              $13,590.00
            1998      $13,888.66                              $14,180.00
            1999      $16,840.84                              $16,940.00
            2000      $16,331.96                              $15,585.47

--------------------------------------------------------------------------------

                     Average Annual Total Returns (1)
                         Periods ended 12/31/00

                                     Since
                            One    Inception
                            Year       9/15/96
OBMDX                     -13.05%    +23.29%
Russell 2000              -3.02%     +9.89%
S&P 400 Mid-Cap           +17.38%    +21.04%


        Label                A                     B                C

                 Oberweis Mid-Cap Portfolio (Russell 2000   Standard & Poor's
                                 $10,000         $10,000              $10,000
   1996                          $10,290         $10,693              $10,749
   1997                          $10,846         $13,084              $14,189
   1998                          $13,271         $12,751              $16,872
   1999                          $28,230         $15,467              $19,351
   2000                          $24,548         $14,999              $22,726

/(1)/ Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Results include the reinvestment of all dividends and capital gains distributions. The Standard & Poor's 400 Mid-Cap Index is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market. The Russell 2000 Index is an unmanaged index consisting of 2000 small cap securities with an average market capitalization of approximately $580 million. A sales load of 4% was charged on the Oberweis Emerging Growth Portfolio until December 31, 1991 and is not reflected in the total return figures or graph above.

                      OBERWEIS EMERGING GROWTH PORTFOLIO
                           Portfolio of Investments
                    December 31, 2000 (value in thousands)

       Shares         Company (Closing Price)                          Value
-------------------------------------------------------------------------------------
                      COMMON STOCKS - 101.1%

                      Commercial Service - Staffing - 1.2%
     49,400           Hall Kinion & Associates, Inc. @ 20.125          $   994
                                                                       -------
                      Computer - Integrated Systems - 1.0%
    *30,000           Avocent Corp. @ 27.000                               810
                                                                       -------
                      Computer - Manufacturers - 1.9%
    *49,041           Digital Lightwave, Inc. @ 31.687                   1,554
                                                                       -------
                      Computer - Memory Devices - 2.5%
     80,000           Dataram Corp. @ 11.625                               930
      8,000           M-Systems Flash Disk @ 13.937                        112
    *90,000           Silicon Storage Technology @ 11.812                1,063
                                                                       -------
                                                                         2,105
                                                                       -------
                      Computer - Optical Recognition - 1.2%
     30,000           Optimal Robotics Corp. @ 33.562                    1,007
                                                                       -------
                      Computer Services - 1.2%
     10,000           Diamondcluster International, Inc. @ 30.500          305
     16,000           Photon Dynamics, Inc. @ 22.500                       360
    100,000           Source Information Management Company
                      @ 3.750                                              375
                                                                       -------
                                                                         1,040
                                                                       -------
                      Computer Services -  Staffing - 0.7%
     20,000           Administaff, Inc. @ 27.200                           544
                                                                       -------
                      Computer Software - Desktop - 1.4%
     50,000           Verity, Inc. @ 24.062                              1,203
                                                                       -------
                      Computer Software - Enterprise - 3.9%
    *40,000           Actuate Corp. @ 19.125                               765
    *40,000           Intranet Solutions, Inc. @ 51.000                  2,040
     30,000           TTI Team Telecom @ 15.000                            450
                                                                       -------
                                                                         3,255
                                                                       -------
                      Computer Software - Finance - 2.9%
    *70,000           Carreker-Antinori, Inc. @ 34.750                   2,433
                                                                       -------
                      Computer Software - Security - 0.4%
     10,000           Watchguard Technologies @ 31.625                     316
                                                                       -------
                      Electrical - Equipment / Components - 2.2%
     15,000           ACT Manufacturing, Inc. @ 15.750                     236
     60,000           American Technical Ceramics @ 10.000                 600
    *20,000           Astropower, Inc. @ 31.375                            628
     45,000           Nu Horizons Electronics @ 8.937                      402
                                                                       -------
                                                                         1,866
                                                                       -------
                      Electrical - Parts Distributors - 1.7%
     90,000           Bell Microproducts, Inc. @ 15.875                  1,429
                                                                       -------
                      Electronics - Components  /
                      Semiconductors - 11.8%
     60,000           ATMI, Inc. @ 19.500                             $  1,170
    120,000           Diodes, Inc. @ 10.375                              1,245
     50,000           Icos Vision Systems @ 15.000                         750
     70,000           Ikos Systems @ 8.875                                 621
     30,000           Merix Corp. @ 13.375                                 401
     40,000           Nanometrics, Inc. @ 13.812                           553
     10,000           Pericom Semiconductor Corp. @ 18.500                 185
    *30,000           Qlogic Corp. @ 77.000                              2,310
     10,000           Radisys Corp. @ 25.875                               259
     40,000           Rudolph Technologies, Inc. @ 30.187                1,207
     40,000           Silcon Valley Group, Inc. @ 28.750                 1,150
                                                                      --------
                                                                         9,851
                                                                      --------
                      Electronic - Scientific Instruments - 0.5%
     50,000           Integrated Measurement Systems @ 7.937               397
                                                                      --------
                      Finance - Consumer - 0.5%
    *15,000           Elron Electronic @ 28.625                            429
                                                                      --------
                      Financial Services - Misc. - 0.8%
     30,000           Actrade Financial Technology @ 22.062                662
                                                                      --------
                     Food - Miscellaneous - 3.8%
     40,000          Hain Food Group, Inc. @ 32.500                      1,300
    200,000          Monterey Pasta Company @ 4.750                        950
    120,000          Suprema Specialities, Inc. @ 8.000                    960
                                                                      --------
                                                                         3,210
                                                                      --------
                     Household Appliances - 3.0%
    121,400          Salton, Inc. @ 20.687                               2,511
                                                                      --------
                     Insurance - Life - 0.5%
    105,000          Universal American Financial @ 3.937                  413
                                                                      --------
                     Internet Network Services - 1.7%
     20,000          Keynote Systems, Inc. @ 14.187                        284
     20,000          Radvision, Ltd. @ 12.312                              246
    *55,000          Sonicwall, Inc. @ 16.250                              894
                                                                      --------
                                                                         1,424
                                                                      --------
                     Internet Software - 0.5%
    *40,000          Clarent Corp. @ 11.312                                452
                                                                      --------
                     Medical / Dental Services - 13.4%
    200,000          Advanced PCS, Inc. @ 45.500                         9,100
     20,000          Professional Detailing @ 105.765                    2,115
                                                                      --------
                                                                        11,215
                                                                      --------
                     Medical / Ethical Drugs - 13.2%
    *90,000          Andrx Group @ 57.875                                5,209
      7,085          Cybear Group @ .375                                     3
    *80,000          King Pharmaceuticals, Inc. @ 51.687                 4,135
    120,000          Sicor, Inc. @ 14.437                                1,732
                                                                      --------
                                                                        11,079
                                                                      --------

See notes to Portfolio of Investments.

                       OBERWEIS EMERGIN GROWTH PORTFOLIO
                       Portfolio of Investments (contd.)

Shares                      Company (Closing Price)                                     Value
---------------------------------------------------------------------------------------------
                           Medical - Nursing Homes /
                           Outpatient Care - 1.5%
  24,000                   Rehabcare Group @ 51.375                                 $   1,233
                                                                                    ---------
                           Medical - Products - 5.0%
*100,000                   Polymedica Corp. @ 33.375                                    3,338
 200,000                   Zevex International, Inc. @ 4.125                              825
                                                                                    ---------
                                                                                        4,163
                                                                                    ---------
                           Oil & Gas - Machinery / Equipment - 1.1%
**25,000                   Carbo Ceramics, Inc. @ 37.437                                  936
                                                                                    ---------
                           Oil & Gas - U.S Exploration & Production - 5.4%
  60,000                   Prima Energy Corp. @ 35.000                                  2,100
 100,000                   Remington Oil & Gas Corp. @ 13.000                           1,300
**50,000                   Vintage Petroleum @ 21.500                                   1,075
                                                                                    ---------
                                                                                        4,475
                                                                                    ---------
                           Restaurants - 1.5%
  40,000                   P.F. Changs China Bistro @ 31.437                            1,258
                                                                                    ---------
                           Retail - Apparel - 6.6%
 100,000                   Chico's FAS, Inc. @ 20.875                                   2,088
  46,000                   Children's Place @ 20.250                                      931
  30,000                   Christopher & Banks Corp. @ 28.187                             846
  80,000                   Hot Topic, Inc. @ 16.437                                     1,315
  22,700                   Skechers USA, Inc. @ 15.500                                    352
                                                                                    ---------
                                                                                        5,532
                                                                                    ---------
                           Retail - Mail Order & Direct - 2.1%
  60,000                   One-800 Contacts @ 28.625                                    1,718
                                                                                    ---------
                           Retail / Wholesale - Computers - 2.3%
  50,000                   Scansource, Inc. @ 39.000                                    1,950
                                                                                    ---------
                           Telecommunications - Equipment - 3.0%
  40,000                   Aware, Inc. @ 17.750                                           710
  10,000                   Celeritek, Inc. @ 38.125                                       381
  60,000                   Ectel Ltd.. @ 11.437                                           686
     200                   Fibercore, Inc. @ 3.625                                          1
**30,000                   Frequency Electronic, Inc. @ 17.000                            510
  60,000                   Sunrise Telecom, Inc. @ 3.906                                  234
                                                                                    ---------
                                                                                        2,522
                                                                                    ---------
                           Transportation - Shipping - 0.7%
  25,000                   A.C.L.N. Limited @ 23.375                                      584
                                                                                    ---------
                           Total Common Stocks
                           (Cost:  $69,224,000)                                        84,570
                                                                                    ---------

  Contracts                                                                             Value
                           COVERED CALL OPTIONS - (0.2%)
     125                   Actuate Corp., January $35                                      (2)
     200                   Advance PCS, January $55                                       (10)
     100                   Advance PCS, February $55                                      (19)
      50                   Advance PCS, March $60                                          (9)
      30                   Andrx Group, March $110                                         (1)
     100                   Astropower, Inc., January $40                                   (6)
      20                   Astropower, Inc., March $60                                     (1)
      20                   Avocent Corp., May $75                                          (1)
     100                   Carreker-Antinori, January $40                                 (12)
     100                   Carreker-Antinori, February $45                                (15)
      20                   Clarent Corp., January $25                                      --
      20                   Clarent Corp., January $30                                      --
     100                   Clarent Corp., February $35                                     --
     100                   Clarent Corp., May $50                                          --
     100                   Digital Lightwave, Inc., January $90                            --
      20                   Digital Lightwave, Inc., January $110                           --
      20                   Digital Lightwave, Inc., April $120                             --
     200                   Intranet Solutions, Inc., January $65                          (13)
     200                   King Pharmaceutical, January $50                               (75)
     100                   King Pharmaceutical, January $55                               (14)
     200                   Polymedica Corp., January $60                                   (4)
     100                   Polymedica Corp., March $65                                     --
     200                   Qlogic Corp., January $150                                      (2)
     100                   Silicon Storage Tech., January $45                              --
     200                   Sonicwall, Inc., March $60                                      --
                                                                                    ---------
                           Total Covered Call Options
                            (Premiums received : $283,000)                               (184)

                           Other Liabilities less Assets - (0.9%)                        (743)
                                                                                    ---------
                           NET ASSETS - 100%                                         $ 83,643
                                                                                    =========

Notes to Portfolio of Investments
--------------------------------------------------------------------------------

* All or a portion of these stocks were held in escrow at December 31, 2000 to cover call options written. The aggregate market value was $9,401,000.

** Income producing security during the year ended December 31, 2000.

Based on the cost of investments of $69,224,000 for federal income tax purposes at December 31, 2000, the aggregate gross unrealized appreciation was $33,759,000, the aggregate gross unrealized depreciation was $18,413,000 and the net unrealized appreciation of investments was $15,346,000.

                         OBERWEIS MICRO-CAP PORTFOLIO

                           Portfolio of Investments
                    December 31, 2000 (value in thousands)

            Shares                     Company (Closing Price)                              Value
-------------------------------------------------------------------------------------------------
                                    Common stocks - 100.4%
                                    Commercial Services - Misc. - 5.2%
              **40,000              Avert, Inc. @ 13.250                               $      530
                25,000              FTI Consulting Group, Inc. @ 10.250                       256
                30,000              RMH Teleservices, Inc. @ 9.250                            278
                                                                                       ----------
                                                                                            1,064
                                                                                       ----------
                                    Commercial Services - Security - 1.4%
                50,000              Tidel Technologies, Inc. @ 5.750                          287
                                                                                       ----------
                                    Commercial Services - Schools - 0.6%
                 9,400              Prosoft Training.com @ 12.125                             114
                                                                                       ----------
                                    Computer Memory Devices - 2.0%
                20,000              Overland Data, Inc. @ 7.937                               159
                40,000              Qualstar Corp. @ 6.562                                    262
                                                                                       ----------
                                                                                              421
                                                                                       ----------
                                    Computer Services - 0.6%
                50,000              Sento Corp. @ 2.687                                       134
                                                                                       ----------
                                    Computer Software - Desktop - 2.4%
                20,400              Verity, Inc. @ 24.062                                     491
                                                                                       ----------
                                    Computer Software - Enterprise - 10.2%
                20,000              Ansoft Corp. @ 6.750                                      135
                10,000              Aremissoft Corp. @ 42.687                                 427
               140,000              Healthcare.com Corp. @ 1.500                              210
              **33,000              Talx Corp. @ 40.000                                     1,320
                                                                                       ----------
                                                                                            2,092
                                                                                       ----------
                                    Computer Software - Finance - 1.2%
                14,200              Epiq Systems, Inc. @ 17.125                               243
                                                                                       ----------
                                    Consumer Products - Misc. - 1.2%
                30,000              Koala Corp. @ 8.500                                       255
                                                                                       ----------
                                    Cosmetics / Personal Care - 0.1%
                20,000              Cyanotech Corp. @ .781                                     16
                                                                                       ----------
                                    Electrical - Equipment - 9.0%
                30,000              American Technical Ceramic @ 10.000                       300
                10,000              Applied Films Corp. @ 20.437                              204
                60,000              Bell Microproducts, Inc. @ 15.875                         953
                15,000              Nu Horizons Electronics @ 8.937                           134
                40,000              Reptron Electronics @ 6.187                               247
                                                                                       ----------
                                                                                            1,838
                                                                                       ----------
                                    Electrical - Misc. Components - 0.6%
                19,500              White Electronic Designs @ 6.468                          126
                                                                                       ----------
                                    Electrical - Military Systems - 1.6%
              **15,000              Engineered Support Systems @ 21.750                       326
                                                                                       ----------
                                    Electronics - Laser Systems - 0.4%
                15,000              Iridex Corp. @ 4.875                               $       73
                                                                                       ----------
                                    Electronics - Semiconductors /
                                    Components - 7.7%
                20,000              Aehr Test Systems @ 5.250                                 105
                20,000              BTU International, Inc. @ 7.625                           153
                20,000              Genesis Microchip, Inc. @ 9.250                           185
               100,000              Ikos Systems @ 8.875                                      888
                30,000              Matec Corp. @ 6.125                                       184
                10,000              Psi Technologies Holdings -
                                    Class A @ 5.250                                            52
                 3,700              Tegal Corp. @ 1.625                                         6
                                                                                       ----------
                                                                                            1,573
                                                                                       ----------
                                    Financial Services - 0.4%
                20,000              Crown Group, Inc. @ 4.437                                  89
                                                                                       ----------
                                    Food - Misc. - 6.2%
                97,000              Monterey Pasta Company @ 4.750                            461
               100,000              Suprema Specialities @ 8.000                              800
                                                                                       ----------
                                                                                            1,261
                                                                                       ----------
                                    Machinery - 0.7%
                20,000              NUR Macroprinters, Ltd. @ 7.500                           150
                                                                                       ----------
                                    Medical / Dental Services - 0.2%
                 7,500              Chesapeake Biological Labs @ 4.531                         34
                                                                                       ----------
                                    Medical / Dental Supplies - 1.5%
                20,000              Interpore International @ 3.937                            79
                80,000              Pro-Dex, Inc. @ 2.875                                     230
                                                                                       ----------
                                                                                              309
                                                                                       ----------
                                    Medical / Ethical Drugs - 1.9%
                *6,000              Cima Labs, Inc. @ 65.062                                  390
                                                                                       ----------
                                    Medical Health Maintenance - 2.8%
                50,000              Lifemark Corp. @ 11.500                                   575
                                                                                       ----------
                                    Medical Instruments - 5.4%
                40,000              Abaxis, Inc. @ 5.937                                      238
                10,000              Exactech, Inc. @ 20.500                                   205
                59,900              Meridian Medical Technology @ 11.000                      659
                                                                                       ----------
                                                                                            1,102
                                                                                       ----------
                                    Medical - Products - 5.2%
                15,000              Integra Lifesciences Holding @ 13.625                     204
                10,000              North American Scientific @ 14.500                        145
                15,000              Regeneration Technology @ 14.250                          214
               120,000              Zevex International, Inc. @ 4.125                         495
                                                                                       ----------
                                                                                            1,058
                                                                                       ----------

See notes to Portfolio of Investments.

                         OBERWEIS MICRO-CAP PORTFOLIO
                      Portfolio of Investments (cont'd.)

Shares         Company (Closing Price)                               Value
-----------------------------------------------------------------------------
               Oil - Domestic Integrated - 3.4%
 80,000        Meridian Resources Corp. @ 8.625                           690
                                                                     --------
               Oil & Gas - U.S. Exploration &
               Production - 8.7%
 25,000        Carrizo Oil & Gas, Inc. @ 9.125                            228
 40,000        Key Production Company, Inc.
               @ 33.562                                                 1,342
 20,000        Magnum Hunter Resources @ 10.812                           216
                                                                     --------
                                                                        1,786
                                                                     --------
               Pollution Control - Equipment - 1.1%
 92,000        Headwaters, Inc. @ 2.375                                   219
                                                                     --------
               Restaurants - 0.7%
 50,000        Famous Dave's of America @ 3.000                           150
                                                                     --------
               Retail - Apparel - 3.2%
 32,000        Chico's FAS, Inc. @ 20.875                                 668
                                                                     --------
               Retail - Misc.- 0.7%
 40,000        Interwest Home Medical, Inc. @ 3.500                       140
                                                                     --------
               Shoes & Related Apparel - 1.2%
 15,000        Vans, Inc. @ 16.937                                        254
                                                                     --------
               Telecommunications - Equipment - 8.1%
 15,000        Datum, Inc. @ 22.125                                       332
100,000        Gentner Communications @ 11.750                          1,175
 22,000        Rit Technologies, Ltd. @ 7.187                             158
                                                                     --------
                                                                        1,665
                                                                     --------
               Telecommunications - Services - 1.9%
 20,000        Act Teleconferencing, Inc. @ 7.125                         143
 17,000        Arguss Holdings, Inc. @ 9.125                              155
 35,300        Evolving Systems, Inc. @ 2.156                              76
  3,400        Multi-Link Telecommunications @ 4.250                       14
                                                                     --------
                                                                          388
                                                                     --------
               Textile - Manufacturing - 2.1%
 56,500        Cutter & Buck, Inc. @ 7.625                                431
 25,000        Frenchtex @ .001                                             0
                                                                     --------
                                                                          431
                                                                     --------
               Transportation - Rail - 0.8%
 20,000        RailAmerica, Inc. @ 7.843                                  157
                                                                     --------
               Total Common Stocks
               (Cost: $18,401,000)                                     20,569
                                                                     --------

 Contracts                                                              Value
 ----------------------------------------------------------------------------
               COVERED CALL OPTIONS - (0.0%)
     60        Cima Labs, Inc., January $75                                (5)
                                                                     --------
               Total Covered Call Options
               (Premiums received : $8,000)                                (5)

               Other Liabilities less Assets - (0.4%)                     (73)
                                                                     --------
               NET ASSETS - 100%                                     $ 20,491
                                                                     ========

Notes to Portfolio of Investments
--------------------------------------------------------------------------------

* All or a portion of these stocks were held in escrow at December 31, 2000 to cover call options written. The aggregate market value was $390,000.

** Income producing security during the year ended December 31, 2000.

Based on the cost of investments of $18,401,000 for federal income tax purposes at December 31, 2000, the aggregate gross unrealized appreciation was $6,102,000, the aggregate gross unrealized depreciation was $3,934,000 and the net unrealized appreciation of investments was $2,168,000.

                          OBERWEIS MID-CAP PORTFOLIO
                           Portfolio of Investments
                    December 31, 2000 (value in thousands)


Shares            Company (Closing Price)                    Value
------------------------------------------------------------------
          COMMON STOCKS - 100.7%

          Banks - West / Southwest - 1.7%
   6,000  Silicon Valley Bancshare @ 34.562                $   207
                                                           -------
          Building - Heavy Construction - 0.6%
   2,000  Dycom Industries, Inc. @ 35.937                       72
                                                           -------
          Commercial Services - Misc. - 2.0%
   8,000  Diamond Tech Partners, Inc. @ 30.500                 244
                                                           -------
          Commercial Services - Security - 1.8%
   3,000  Macrovision Corp. @ 74.015                           222
                                                           -------
          Computer Graphics - 1.1%
   4,000  Nvidia Corp. @ 32.765                                131
                                                           -------
          Computer Local Networks - 1.6%
   5,000  Extreme Networks, Inc. @ 39.125                      196
                                                           -------
          Computer Manufacturers - 2.1%
   8,000  Digital Lightwave, Inc. @ 31.687                     253
                                                           -------
          Computer Memory Devices - 8.4%
  15,000  Advanced PCS @ 45.500                                682
   5,000  M-Systems Flash Disk @ 13.937                         70
  24,000  Silicon Storage Technology @ 11.812                  284
                                                           -------
                                                             1,036
                                                           -------
          Computer Software - Desktop - 2.0%
   2,000  Macromedia, Inc. @ 60.750                            122
   5,000  Verity, Inc. @ 24.062                                120
                                                           -------
                                                               242
                                                           -------
          Computer Software - Enterprise - 6.0%
   4,000  Intranet Solutions, Inc. @ 51.000                    204
  *4,000  Mercury Interactive Corp. @ 90.250                   361
   3,000  Tibco Software, Inc. @ 47.937                        144
   1,000  Ulticom, Inc. @ 34.062                                34
                                                           -------
                                                               743
                                                           -------
          Computer Software - Security - 2.2%
   2,000  Check Point Software Technologies, Ltd..
          @ 133.562                                            267
                                                           -------
          Electrical - Equipment / Components - 15.8%
   2,000  C & D Technologies, Inc. @ 43.187                     86
  12,000  Kemet Corp. @ 15.125                                 182
  12,000  Power One, Inc. @ 39.312                             472
  18,000  Powerwave Technologies, Inc. @ 58.500              1,053
   7,000  Siliconix, Inc. @ 22.500                             157
                                                           -------
                                                             1,950
                                                           -------
          Electrical - Scientific Instruments - 1.0
 **1,500  Newport Corp. @ 78.609                               118
                                                           -------
          Electronics - Components /
          Semiconductors - 4.8%
   2,500  Cabot Microelectronics Corp. @ 51.937            $   130
   1,000  Elantec Semiconductor, Inc. @ 27.750                  28
   3,000  International Rectifier @ 30.000                      90
  10,000  Fei Company @ 22.750                                 227
   3,000  Orbotech, Ltd.. @ 37.312                             112
                                                           -------
                                                               587
                                                           -------
          Household - Appliances - 0.8%
   5,000  Salton, Inc. @ 20.687                                103
                                                           -------
          Medical - Biomed / Genetics - 1.1%
   4,000  Cor Therapeutics, Inc. @ 35.187                      141
                                                           -------
          Medical - Dental Services - 10.0%
   5,000  Albany Molecular Research @ 61.625                   308
   4,000  Professional Detailing @ 105.765                     423
   3,500  Quest Diagnostics, Inc. @ 142.000                    497
                                                           -------
          Medical - Ethical Drugs - 13.5%                    1,228
                                                           -------

   5,000  Andrx Group @ 57.875                                 289
   8,000  Biovail Corp. International @ 38.840                 311
  15,000  King Pharmaceuticals, Inc. @ 51.687                  775
  20,000  Sicor, Inc. @ 14.437                                 289
                                                           -------
                                                             1,664
                                                           -------
          Medical - Products - 6.1%
  12,000  Cytyc Corp. @ 62.562                                 751
                                                           -------
          Oil & Gas Exploration - 8.7%
  10,000  Barret Resources Corp. @ 56.812                      568
 **2,000  Mitchell Energy & Development @ 61.250               123
  10,000  Triton Energy @ 30.000                               300
 **4,000  Vintage Petroleum @ 21.500                            86
                                                           -------
                                                             1,077
                                                           -------
          Retail / Wholesale - Computers - 1.6%
  11,250  Insight Enterprises, Inc. @ 17.937                   202
                                                           -------
          Telecommunications - Equipment - 6.6%
   7,000  Aware, Inc. @ 17.750                                 124
  12,000  Polycom, Inc. @ 32.187                               386
   5,000  Quanta Services, Inc. @ 32.187                       161
   4,000  Tollgrade Communications @ 36.500                    146
                                                           -------
                                                               817
                                                           -------
          Telecommunications - Services - 1.2%
   4,000  Wireless Facilities @ 36.250                         145
                                                           -------
          Total Common Stocks
          (Cost: $9,475,000)                               $12,396
                                                           -------

See notes to Portfolio of Investments.

                          OBERWEIS MID-CAP PORTFOLIO
                      Portfolio of Investments (cont'd.)

Contracts                           Value
-----------------------------------------------------------------------

               Covered call options - (0.0%)
       40      Mercury   Interactive Corp., January $180             --
                                                               --------
               Total Covered Call Options
               (Premiums received : $4,000)                          --
               Other Liabilities less Assets - (0.7%)               (88)
                                                               --------
               NET ASSETS - 100%$                              $ 12,308
                                                               ========

Notes to Portfolio of Investments
------------------------------------------------------------------------------
* All or a portion of these stocks were held in escrow at December 31, 2000 to cover call options written. The aggregate market value was $361,000.

**   Income producing security during the year ended December 31, 2000.

     Based on the cost of investments of $9,475,000 for federal income tax purposes at December 31, 2000, the aggregate gross unrealized appreciation was $4,355,000, the aggregate gross unrealized depreciation was $1,434,000 and the net unrealized appreciation of investments was $2,921,000.

                              THE OBERWEIS FUNDS
                      Statement of Assets and Liabilities
          December 31, 2000 (in thousands, except pricing of shares)

                                                                    Emerging Growth     Micro-Cap        Mid-Cap
                                                                       Portfolio        Portfolio       Portfolio
-------------------------------------------------------------------------------------------------------------------
Assets:
          Investment securities at value                             $  84,570          $  20,569        $  12,396
              (Cost: $69,224, $18,401 and $9,475, respectively)
          Receivable from fund shares sold                                  57                 24               56
          Receivable from securities sold                                  894                229              631
          Dividends and interest receivable                                  1                  2                1
          Other Receivable                                                  83                  1               --
          Deferred organizational costs                                     --                 --                8
          Prepaid Expenses                                                  20                 14                9
                                                                     ---------          ---------        ---------
               Total Assets                                             85,625             20,839           13,101
                                                                     ---------          ---------        ---------

Liabilities:
          Due from custodian bank                                          521                 31              219
          Options written at value
          (Premiums received: $283, $8 and $4, respectively)               184                  5               --
          Payable for fund shares redeemed                                 474                  3               34
          Payable for securities purchased                                 612                236              513
          Payable to advisor                                                61                 25               10
          Payable to distributor                                            18                  4                3
          Accrued expenses                                                 112                 44               14
                                                                     ---------          ---------        ---------
               Total Liabilities                                         1,982                348              793
                                                                     ---------          ---------        ---------
Net Assets                                                          $   83,643          $  20,491        $  12,308
                                                                    ==========          =========        =========
Analysis of net assets:
          Aggregate paid in capital                                 $   68,154          $  18,941        $   9,437
          Accumulated net realized gain (loss) on investments               44               (621)             (54)
          Net unrealized appreciation of investments                    15,445              2,171            2,925
                                                                    ----------          ---------        ---------
               Net Assets                                           $   83,643          $  20,491        $  12,308
                                                                    ==========          =========        =========
The Pricing of Shares:
          Net asset value and offering price per share
Emerging Growth Portfolio:
          ($83,643,248 divided by 3,946,988 shares outstanding)     $    21.19
                                                                    ==========
Micro-Cap Portfolio:
          ($20,490,960 divided by 1,513,105 shares outstanding)                         $   13.54
                                                                                        =========
Mid-Cap Portfolio:
          ($12,307,681 divided by 718,717 shares outstanding)                                            $   17.12
                                                                                                         =========

                See accompanying notes to financial statements.

                              THE OBERWEIS FUNDS
                            Statement of Operations
                  Year Ended December 31, 2000 (in thousands)

                                                                     Emerging Growth    Micro-Cap          Mid-Cap
                                                                        Portfolio       Portfolio         Portfolio
-------------------------------------------------------------------------------------------------------------------
Investment Income:
         Interest                                                     $       95      $        17       $         2
         Dividends                                                            38                7                 2
                                                                      ----------      -----------       -----------
             Total Investment Income                                         133               24                 4
                                                                      ----------      -----------       -----------
Expenses:
         Investment advisory fees                                            473              142                62
         Management fees                                                     448               95                62
         Distribution fees                                                   280               59                39
         Transfer agent fees and expenses                                    128               49                40
         Custodian fees and expenses                                          93               47                46
         Professional fees                                                    82               23                 7
         Shareholder reports                                                  32               13                 3
         Federal and state registration fees                                  26               20                15
         Trustees' fees                                                       11                2                 1
         Organizational expenses                                              --               12                12
         Insurance                                                            10                2                 1
         Miscellaneous                                                         3               --                --
                                                                      ----------      -----------       -----------
                  Total Expenses                                           1,586              464               288
                                                                      ----------      -----------       -----------

Net Investment Loss Before Earnings Credits                               (1,453)            (440)             (284)
         Earnings Credits                                                     31               16                 9
                                                                      ----------      -----------       -----------
Net Investment Loss                                                       (1,422)            (424)             (275)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments                                          24,712            5,122             2,034
Net realized gain (loss) from covered call options written                 1,786              293              (583)
                                                                      ----------      -----------       -----------
         Total net realized gain                                          26,498            5,415             1,451
Decrease in net unrealized appreciation of investments                   (34,676)          (7,009)            (3087)
                                                                      ----------      -----------       -----------
Net realized and unrealized loss on investments                           (8,178)          (1,594)           (1,636)
                                                                      ----------      -----------       -----------
Net decrease in net assets resulting from operations                  $   (9,600)     $    (2,018)      $    (1,911)
                                                                      ==========      ===========       ===========

                See accompanying notes to financial statements.

                              THE OBERWEIS FUNDS

              Statements of Changes in Net Assets (in thousands)

--------------------------------------------------------------------------------

                                                                                          Emerging Growth Portfolio
                                                                                        ------------------------------
                                                                                           Years ended December 31,
                                                                                          2000                  1999
                                                                                        ------------------------------
From Operations:
      Net investment loss                                                               $ (1,422)             $ (1,313)
      Net realized gain on investments                                                    26,498                23,323
      Increase (decrease) in net unrealized appreciation of investments                  (34,676)               15,640
                                                                                        --------              --------

      Net increase (decrease) in net assets resulting from operations                     (9,600)               37,650
                                                                                        --------              --------

From Distributions:
      Distributions from net realized gains on investments                               (35,801)                   --
                                                                                        --------              --------

From Capital Share Transactions:
      Net proceeds from sale of shares                                                    66,276                17,537
      Proceeds from reinvestment of distributions                                         33,620                    --
      Redemption of shares                                                               (75,980)              (43,174)
                                                                                        --------              --------
      Net increase (decrease) from capital share transactions                             23,916               (25,637)
                                                                                        --------              --------
      Total increase (decrease) in net assets                                            (21,485)               12,013

Net Assets:
      Beginning of year                                                                  105,128                93,115
                                                                                        --------              --------

      End of year                                                                       $ 83,643              $105,128
                                                                                        ========              ========

Transactions in Shares:
      Shares sold                                                                          1,803                   699
      Shares issued in reinvestment of dividends                                           1,343                    --
      Less shares redeemed                                                                (2,107)               (1,737)
                                                                                        --------              --------
      Net increase (decrease) from capital share transactions                              1,039                (1,038)
                                                                                        ========              ========

                See accompanying notes to financial statements.

                              THE OBERWEIS FUNDS

              Statements of Changes in Net Assets (in thousands)

--------------------------------------------------------------------------------

                                                                                             Micro-Cap Portfolio
                                                                                        ------------------------------
                                                                                           Years ended December 31,
                                                                                          2000                  1999
                                                                                        ------------------------------
From Operations:
         Net investment loss                                                            $   (424)             $   (396)
         Net realized gain on investments                                                  5,415                 4,231
         Decrease in net unrealized appreciation of investments                           (7,009)                 (807)
                                                                                        --------              --------

         Net increase (decrease) in net assets resulting from operations                  (2,018)                3,028
                                                                                        --------              --------

From Distributions:
         Distributions from net realized gains on investments                             (2,907)                   --
                                                                                        --------              --------
From Capital Share Transactions:
         Net proceeds from sale of shares                                                  9,110                 6,833
         Proceeds from reinvestment of distributions                                       2,699                    --
         Redemption of shares                                                             (7,694)              (16,850)
                                                                                        --------              --------
         Net increase (decrease) from capital share transactions                           4,115               (10,017)
                                                                                        --------              --------
         Total decrease in net assets                                                       (810)               (6,989)

Net Assets:
         Beginning of year                                                                21,301                28,290
                                                                                        --------              --------

         End of year                                                                    $ 20,491              $ 21,301
                                                                                        ========              ========
Transactions in Shares:
         Shares sold                                                                         496                   490
         Shares issued in reinvestment of dividends                                          175                    --
         Less shares redeemed                                                               (416)               (1,227)
                                                                                        --------              --------
         Net increase (decrease) from capital share transactions                             255                  (737)
                                                                                        ========              ========

                See accompanying notes to financial statements

                              THE OBERWEIS FUNDS

              Statements of Changes in Net Assets (in thousands)

--------------------------------------------------------------------------------

                                                                                              Mid-Cap Portfolio
                                                                                        ------------------------------
                                                                                           Years ended December 31,
                                                                                          2000                  1999
                                                                                        ------------------------------
From Operations:
         Net investment loss                                                            $   (275)             $   (157)
         Net realized gain on investments                                                  1,451                 3,246
         Increase (decrease) in net unrealized appreciation of investments                (3,087)                3,876
                                                                                        --------              --------

         Net increase (decrease) in net assets resulting from operations                  (1,911)                6,965
                                                                                        --------              --------

From Distributions:
         Distributions from net realized gains on investments                             (2,666)               (1,280)
                                                                                        --------              --------

From Capital Share Transactions:
         Net proceeds from sale of shares                                                  7,680                11,702
         Proceeds from reinvestment of distributions                                       2,430                 1,230
         Redemption of shares                                                             (7,310)              (11,448)
                                                                                        --------              --------
         Net increase from capital share transactions                                      2,800                 1,484
                                                                                        --------              --------
         Total increase (decrease) in net assets                                          (1,777)                7,169

Net Assets:
         Beginning of year                                                                14,085                 6,916
                                                                                        --------              --------

         End of year                                                                    $ 12,308              $ 14,085
                                                                                        ========              ========

Transactions in Shares:
         Shares sold                                                                         292                   663
         Shares issued in reinvestment of dividends                                          128                    62
         Less shares redeemed                                                               (281)                 (683)
                                                                                        --------              --------
         Net increase from capital share transactions                                        139                    42
                                                                                        ========              ========

                See accompanying notes to financial statements

                              THE OBERWEIS FUNDS

                         Notes to Financial Statements

                               December 31, 2000


1. Significant Accounting Policies
Description of business. The Oberweis Funds (the "Trust") is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous portfolios under various trading strategies. The Trust consists of three portfolios: the Oberweis Emerging Growth Portfolio, the Oberweis Micro-Cap Portfolio, and the Oberweis Mid-Cap Portfolio (collectively, the Funds).

Investment valuation. Investments are stated at value. Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day's bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of trading on the CBOE. Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized costs.

Fund share valuation. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the later of the close of the New York Stock Exchange or the Chicago Board Options Exchange by dividing the total value of each Fund's investments and other assets, less liabilities, by the number of each Fund's shares outstanding.

Investment transactions and investment income. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Repurchase agreements. Repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities. All collateral is held through the Funds' custodian bank and is monitored daily by each Fund so that its market value exceeds the carrying value of the repurchase agreement.

Federal income taxes and dividends to shareholders. The Funds have complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. Dividends payable to its shareholders are recorded by each Fund on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles. The Emerging Growth Portfolio, Micro-Cap Portfolio and Mid-Cap Portfolio paid net long term realized gains from the sale of securities of $29,395,000, $2,907,000 and $1,700,000, respectively and the Emerging Growth Portfolio and Mid-Cap Portfolio paid net short term realized gains from the sale of securities of $6,406,000 and $966,000, respectively in 2000 to shareholders of record on November 9, 2000.

Organizational costs. Organizational costs of the Micro-Cap Portfolio and Mid-Cap Portfolio have been capitalized and are being amortized on a daily basis using the straight line method over five years.

Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

2. Transactions with affiliates
The Funds have written agreements with Oberweis Asset Management, Inc. ("OAM") as the Funds' investment adviser and manager. Oberweis.net, Inc.
("Oberweis.net"), an affiliate of OAM, is the Funds' principal distributor.

Investment advisory agreement. For investment advisory services, the Emerging Growth Portfolio paid monthly investment advisory fees at an annual rate equal to .45% of the first $50,000,000 of average daily net assets and .40% of average daily net assets in excess of $50,000,000. The Micro-Cap Portfolio paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Mid-Cap Portfolio paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For the year ended December 31, 2000, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred investment advisory fees totaling $473,000, $142,000, and $62,000, respectively.

Management agreement. For management services and facilities furnished, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the year ended December 31, 2000, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred management fees totaling $448,000, $95,000 and $62,000, respectively.

Expense reimbursement. OAM is obligated to reduce its management fees or reimburse the Funds to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund's average daily net assets: 2% of the first $25,000,000; plus 1.8% of the next $25,000,000; plus 1.6% of average daily net assets in excess of $50,000,000. No expense reimbursement was required for the year ended December 31, 2000.

Officers and trustees. Certain officers or trustees of the Funds are also officers or directors of OAM and Oberweis.net. During the year ended December 31, 2000, the Funds made no direct payments to its officers and paid $14,000 to its unaffiliated trustees.

Distribution and shareholder service expense. The Funds have a distribution and shareholder services agreement with Oberweis.net. For services under the distribution and shareholder servicing agreement, the Funds pay Oberweis.net a fee at the annual rate of .25% of the average daily net assets and reimbursement for certain out-of-pocket expenses. For the year ended December 31, 2000, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred distribution fees totaling $280,000, $59,000 and $39,000, respectively.

Commissions. The Funds pay Oberweis.net for executing some of each Fund's agency security transactions at competitive rates, typically $.03 per share. For the year ended December 31, 2000, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio paid commissions of $30,000, $3,000 and $3,000, respectively to Oberweis.net.

3. Investment transactions
The cost of securities purchased and proceeds from securities sold during the year ended December 31, 2000, other than options written and money market investments, aggregated $80,030,305 and $88,841,154, respectively, for the Emerging Growth Portfolio, $20,389,860 and $18,597,911, respectively, for the Micro-Cap Portfolio, and $14,170,757 and $14,361,702, respectively, for the Mid-Cap Portfolio.

Transactions in options written for the year ended December 31, 2000 were as follows:

                                                    Emerging Growth              Micro-Cap                 Mid-Cap
                                                       Portfolio                 Portfolio                Portfolio
                                                -----------------------    ---------------------    ---------------------
                                                 Number                     Number                   Number
                                                   of        Premiums         of       Premiums        of       Premiums
                                                Contracts    Received      Contracts   Received     Contracts   Received
                                                -----------------------    ---------------------    ---------------------
Options outstanding at beginning of year          3,050     $   873,000        600     $  53,000        310    $  162,000
Options written                                  21,279       4,978,000      2,965       410,000      2,540       953,000
Options expired                                 (15,988)     (3,624,000)    (2,609)     (323,000)    (2,040)     (550,000)
Options closed                                   (2,357)       (942,000)      (400)      (39,000)      (645)     (470,000)
Options assigned                                 (3,459)     (1,002,000)      (496)      (93,000)      (125)      (91,000)
                                                -----------------------    ---------------------    ---------------------
Options outstanding at end of year                2,525     $   283,000         60     $   8,000         40    $    4,000

The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund.

4. Redemption fee
A .25% redemption fee is charged on redemptions from the Micro-Cap and Mid-Cap Portfolios. The redemption fee is retained by the Funds and is intended to reimburse the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap and Mid-Cap Portfolios were $20,000 and $18,000, respectively, for the year ended December 31, 2000, and were recorded as a reduction of shares redeemed in the statements of changes in net assets.

5. Earnings credits and interest charges
The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Funds total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the year ended December 31, 2000, the Emerging Growth Portfolio, Micro-Cap Portfolio and the Mid-Cap Portfolio received credits of $31,000, $16,000 and $9,000, respectively. During the year ended December 31, 2000, the Emerging Growth Portfolio, Micro-Cap Portfolio and the Mid-Cap Portfolio incurred interest charges of $21,000, $1,000 and $2,000, respectively, which is included in custodian fees and expenses in the statement of operations.

                             FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each year is as follows:

                                                                       Emerging Growth Portfolio
                                                                        Years ended December 31,
                                                             ----------------------------------------------
                                                                2000     1999      1998     1997     1996
                                                             --------  --------  -------- --------  -------
Net asset value at beginning of year                         $  36.15  $  23.60  $ 25.71  $  32.86 $  29.09
Income (loss) from investment operations:
Net investment loss (a)                                          (.48)     (.41)    (.33)     (.37)    (.32)
Net realized and unrealized gain (loss) on investments       $  (1.37)    12.96     (.63)    (2.14)    6.73
                                                             --------  --------  -------- -------- --------
Total from investment operations                                (1.85)    12.55     (.96)    (2.51)    6.41
Less distributions:
Distribution from net realized gains on investments            (13.11)       --    (1.15)    (4.64)   (2.64)
                                                             --------  --------  -------- -------- --------
Net asset value at end of year                               $  21.19  $  36.15  $ 23.60  $  25.71 $  32.86
                                                             ========  ========  ======== ======== ========
Total Return (%)                                                (10.7)     53.2     (3.1)     (8.6)    22.5
Ratio/Supplemental Data
Net Assets at end of year (in thousands)                     $ 83,643  $105,128  $93,115  $139,983 $185,595
Ratio of expenses to average net assets (%)                      1.42      1.59     1.55      1.44     1.48
Ratio of net investment loss to average net assets (%)          (1.27)    (1.56)   (1.37)    (1.18)   (0.97)
Portfolio turnover rate (%)                                        73        63       49        75       64
Average commission rate paid                                 $  .0342  $  .0305  $ .0280  $  .0337 $  .0413


_______________
Notes:
(a)The net investment loss per share data was determined using average shares outstanding during the year.

                             FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout the period is as follows:

                                                                                  Micro-Cap Portfolio
                                                             ----------------------------------------------------------------
                                                                       Years Ended December 31,           *January 1, 1996-
                                                                2000        1999        1998        1997 December 31, 1996
                                                             ----------------------------------------------------------------
Net asset value at beginning of year                         $  16.94    $  14.18     $  13.59    $  12.28   $ 10.00
Income (loss) from investment operations:
Net investment loss/(a)/                                        (0.33)       (.28)        (.24)       (.21)     (.15)
Net realized and unrealized gain (loss) on investments          (0.74)       3.04          .83        1.52      2.43
                                                             --------    --------     --------    --------   -------
Total from investment operations                                (1.07)       2.76          .59        1.31      2.28
Less distributions:
Distributions from net realized gains on investments            (2.33)         --           --          --        --
                                                             --------    --------     --------    --------   -------
Net asset value at end of year                               $  13.54    $  16.94     $  14.18    $  13.59     12.28
                                                             ========    ========     ========    ========   =======
Total Return (%)                                                 (8.0)       19.5          4.3        10.7      22.8
Ratio/Supplemental Data
Net Assets at end of year (in thousands)                     $ 20,491    $ 21,301     $ 28,290     $36,837    30,733
Ratio of expenses to average net assets (%)                      1.96        2.00/(b)/    1.99/(b)/   1.81      1.94
Ratio of net investment loss to average net assets (%)          (1.79)      (1.98)       (1.83)      (1.52)    (1.15)
Portfolio turnover rate (%)                                        79          46           41          89        70
Average commission rate paid                                 $  .0271    $  .0328     $  .0288     $ .0343   $ .0371


______________
Notes:
/(a)/ The net investment loss per share data was determined using average shares outstanding during the year.
/(b)/ Net of expense reimbursement from related parties. The expense ratios would have been 2.17% and 2.06%, for 1999 and 1998, respectively, before expense reimbursement.
*Commencement of operations

                             FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout the period is as follows:

                                                                                      Mid-Cap Portfolio
                                                           ---------------------------------------------------------------------
                                                                  Years Ended December 31,                  *September 15, 1996-
                                                                2000       1999        1998          1997     December 31, 1996
                                                           ---------------------------------------------------------------------
Net asset value at beginning of year                       $  24.29    $ 12.86       $  10.51      $  10.29        $ 10.00
Income (loss) from investment operations:
Net investment loss /(a)/                                      (.46)      (.31)          (.21)         (.19)          (.05)
Net realized and unrealized gain (loss) on investments        (2.27)     14.22           2.56           .76            .34
                                                           --------    -------       --------      --------        -------
Total from investment operations                              (2.73)     13.91           2.35           .57            .29
Less distributions:
Distributions from net realized gains on investments          (4.44)     (2.48)            --          (.35)            --
                                                           --------    -------       --------      --------        -------
Net asset value at end of year                             $  17.12    $ 24.29       $  12.86      $  10.51        $ 10.29
                                                           ========    =======       ========      ========        =======
Total Return (%)                                              (13.1)     112.7           22.4           5.4            2.9/(d)/
Ratio/Supplemental Data
Net Assets at end of year (in thousands)                   $ 12,308    $14,085       $  6,916      $  6,347        $ 7,295
Ratio of expenses to average net assets (%)                    1.86       2.00/(b)/      2.00/(b)/     2.00/(b)/      2.00/(b)(c)/
Ratio of net investment loss to average net assets (%)        (1.78)     (1.93)         (1.94)        (1.81)         (1.62)/(c)/
Portfolio turnover rate (%)                                      97        153             72           106             21/(c)/
Average commission rate paid                               $  .0269    $ .0345       $  .0305      $  .0318        $ .0371


______________
Notes:
/(a)/ The net investment loss per share data was determined using average shares outstanding during the year.
/(b)/ Net of expense reimbursement from related parties. The expense ratios would have been 2.43%, 2.61%, 2.46% and 3.42%, for 1999, 1998, 1997 and 1996,
respectively, before expense reimbursement and earnings credits.
/(c)/ Annualized.
/(d)/ Not annualized.
* Commencement of operations.

                        REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------

The Board of Trustees and Shareholders
The Oberweis Funds--
    Emerging Growth Portfolio
    Micro-Cap Portfolio
    Mid-Cap Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of The Oberweis Funds--Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio as of December 31, 2000, the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Oberweis Funds--Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio at December 31, 2000, the results of their operations, the changes in their net assets and the financial highlights for the periods therein in conformity with accounting principles generally accepted in the United States.

                                                   ERNST & YOUNG LLP


Chicago, Illinois
January 25, 2001

Trustees and Officers                                         [LOGO]  The
James D. Oberweis                   Thomas J. Burke                   Oberweis
Trustee and President               Trustee                           Funds

Douglas P. Hoffmeyer                Edward F. Streit
Trustee                             Trustee

Patrick B. Joyce                    Martin L. Yokosawa
Executive Vice President            Senior Vice President
Treasurer

James W. Oberweis                   Steven J. LeMire
Senior Vice President               Vice President
                                    Secretary

Manager and Investment Advisor
Oberweis Asset Management, Inc.
951 Ice Cream Dr., North Aurora, IL 60542
1-800-323-6166
www.oberweis.net

Distributor
Oberweis.net, Inc.
951 Ice Cream Dr., North Aurora, IL 60542
1-630-801-6000
www.oberweis.net

Custodian
State Street Bank and Trust Company
801 Pennsylvania, Kansas City, MO 64105

Transfer Agent
Investors Fiduciary Trust Company
P.O. Box 219042 Kansas City, MO 64121
1-800-245-7311

Counsel
Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street, Chicago, IL 60601

Independent Auditors
Ernst & Young LLP
233 South Wacker Drive, Chicago, IL 60606


[LOGO]
The Oberweis Funds
Emerging Growth Portfolio
Micro-Cap Portfolio
Mid-Cap Portfolio
                                                    Annual Report
                                                  -----------------
                                                       Audited
                                                  December 31, 2000